Reverse Recapitalization - Net contributions from Business Combination and PIPE Financing (Details) - Gig Capital3, Inc. $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reverse Recapitalization
Cash - Gig's trust and cash (net of redemptions and transaction costs)	$ 117,796
Cash - PIPE Financing	25,000
Net Cash provided by Business Combination and PIPE Financing	142,796
Less: non-cash items charged against additional paid-in capital	(32,995)
Net contributions from Business Combination and PIPE Financing	$ 109,801